Operating Lease Commitments (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating lease liabilities

Maturity of operating lease liabilities for the following periods:
July 1, 2023 to June 30, 2024	$96,283
July 1, 2024 to September 30, 2024	22,065
Total undiscounted operating lease payments	118,348
Less: imputed interest	9,318
Present value of operating lease liabilities	$109,030